Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Entity Central Index Key	0001034386
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005550
Shareholder Report [Line Items]
Fund Name	Treasury Reserve Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Reserve Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Reserve Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 2,637,485,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,637,485
Number of Portfolio Holdings	41

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Treasury Repurchase Agreement	60.5%
U.S. Treasury Debt	39.7
Short-Term and Other	-0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bills	21.9%
U.S. Treasury Notes	17.8
BNY Mellon	16.7
Citigroup Global Markets	13.6
Credit Agricole	11.7
State Street	6.9
Royal Bank of Canada	3.2
Wells Fargo	1.9
JPMorgan Chase	1.8
RBC Dominion Securities	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless